Defined Contribution Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan
13.	Defined Contribution Plan

The Company has a 401(k) defined contribution plan (the “401(k) Plan”) for substantially all of its employees. Eligible employees may make pre-tax or post-tax (Roth) contributions to the 401(k) Plan up to statutory limits. The Company does not make contributions to the plan.